EARNINGS PER SHARE AND FULLY-DILUTED SHARES - Schedule of basic and diluted profit (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Earnings Per Share [Abstract]
Profit (loss)	$ (11,841)	$ (10,548)	$ 13,674
Weighted average shares outstanding (in shares)	671,347,279	657,020,521	648,676,119
Basic profit (loss) per share (in usd per share)	$ (0.018)	$ (0.016)	$ 0.021
Weighted average diluted shares outstanding (in shares)	785,412,134	725,463,948	707,141,263
Diluted profit (loss) per share (in usd per share)	$ (0.018)	$ (0.016)	$ 0.019